Long-term Investments	12 Months Ended
Jul. 31, 2021
Disclosure Of Long Term Investment Abstract
Long-term Investments
12. Long-term Investments

	Fair value July 31, 2020	Transfer	Divestiture	Change in fair value	Fair value July 31, 2021
		$	$	$	$
Level 1 Investments
Fire and Flower common shares	1,292	-	-	(65)	1,227
Sundial Growers Inc. common shares	-	720	-	(99)	621
Inner Spirit Holdings Ltd common shares	1,260	(720)	(2,698)	2,158	-
Other long-term investments	517	-	(13)	-	504
Level 3 Investments
Segra International Corp.	140	-	-	-	140
Total	3,209	-	(2,711)	1,994	2,492

		Fair value July 31, 2019		Investment		Divestiture		Change in fair value		Fair value July 31, 2020
	$		$		$		$		$
Level 1 Investments
Fire and Flower common shares		-		1,232		-		60		1,292
Inner Spirit common shares		3,000		-		(643)		(1,097)		1,260
Other long-term investments		-		517		-		-		517
Level 2 Investments
Inner Spirit common share purchase warrants		403		-		-		(403)		-
Level 3 Investments
Greentank Technologies		6,574		-		-		(6,574)		-
Neal Brothers Inc.		4,000		-		-		(4,000)		-
Segra International Corp.		300		-		-		(160)		140
Total		14,277		1,749		(643)		(12,174)		3,209

The Company's Level 1 publicly traded investments were initially acquired as strategic investments in Canadian cannabis private retailers and are held for the long term. The investments have been classified as non-current.

Fire & Flower Holdings Corp.

On November 30, 2019, the Company obtained 1,000,000 common shares in Fire & Flower Holdings Corp., a publicly traded company, through the conversion of its $800 zero interest bearing convertible debentures, at a conversion rate of $0.80 per common share. The fair value of the shares upon conversion was $920.

On February 11, 2020, the Company received an additional 319,377 common shares of Fire & Flower as settlement for accrued and unpaid interest on the Fire and Flower convertible debentures. The fair value of the shares on settlement was $1,232.

The Company holds 1,319,377 common shares in Fire & Flower at July 31, 2021 (July 31, 2020 - 1,319,377). The common shares were revalued to $1,227 using the quoted share price at July 31, 2021 of $0.93 (July 31, 2020 - $0.98).

Sundial Growers Inc. / Inner Spirit Holdings Ltd.

On May 24, 2019, on acquisition of Newstrike, the Company acquired 15,000,000 common shares in Inner Spirit Holdings Ltd., which were valued at $2,850 on initial recognition. During the year ended July 31, 2020, the Company disposed of 6,005,500 common shares, at prices ranging from $0.09-$0.15 per share, resulting in a gain of $24. The remaining 8,994,500 shares held at July 31, 2020 were valued based upon the market price of $0.14 per share resulting in a fair value of $1,260 at July 31, 2020.

On July 21, 2021, Sundial Growers Inc. ("Sundial") acquired all of the issued and outstanding common shares of Inner Spirit Holdings Ltd. The consideration per Inner Spirit common share consisted of (i) $0.30 in cash and (ii) 0.0835 of a common share of Sundial.

The Company received 751,041 common shares of Sundial and a cash component of $2,698, which is presented in Other receivables. The Sundial shares were fair valued on July 21, 2021 (initial recognition) and July 31, 2021 at quoted share prices of $0.87 and $0.82, respectively.